STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Income:
Royalty income	$ 31,296	$ 0	$ 0
Operating Expenses:
Professional fees	16,164	15,378	28,889
Office and sundry	862	1,604	14,497
Consulting fees	1,356		26,395
Transfer agent fees	2,636	2,263	2,125
Accretion expense	15,687	12,669	13,951
License fee	59,828	0	0
Oil & gas properties expense	11,088	38,069	180,481
Total operating expenses	107,621	69,983	266,338
Other income (expense):
Interest income	509	952	2,005
Amortization of debt discount	(21,000)	0	0
Interest expense	(3,907)	(240)	(339)
Loss on issuance of convertible note	(55,049)	0	0
Gain on disposal of properties	0	29,437	44,569
Foreign exchange gain (loss)	(2,918)	(7,812)	(7,964)
Change in fair value of derivative liability	(59,773)	24,687	8,724
Total other income (expense)	(142,138)	47,024	46,995
Net loss	(218,463)	(22,959)	(219,343)
Other comprehensive income (loss)
Foreign currency translation adjustment	(245)	(738)	(1,560)
Comprehensive income (loss)	$ (218,708)	$ (23,697)	$ (220,903)
Basic and diluted earnings (loss) per share (Note 3)
Basic loss per common share	$ (0.01)	$ (0.00)	$ (0.01)
Diluted loss per common share	$ (0.01)	$ (0.00)	$ (0.01)
Basic weighted average number of shares outstanding	20,085,119	20,085,119	19,322,927
Diluted weighted average number of shares outstanding	20,085,119	20,085,119	19,322,927